SASCO 2007-BC4
Credit Risk Management Report
September 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Mortgage Insurance Report
Section Five
Loss Analysis
Section Six
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
September 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Colonial Savings, Countrywide, Home Loan Services,
HomEq, Midwest Loan Services, Ocwen Loan Servicing, LLC,
PHH Mortgage Services, Select Portfolio Servicing, Inc., Wells
Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,547 93.24%
Collateral Balance $1,311,380,749 $1,222,170,549 93.19%
Closing Date
As of 9/25/2008
9/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Value Added
0 $0
Issues Amount Recovered
Total Value Added for SASCO 2007-BC4 as of 9/25/2008
Collateral Statistics
Early Payment Defaults* 53 $14,672,633
First Payment Defaults 13 $3,652,333
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Mortgage Insurance
Clayton actively monitors mortgage insurance (MI) coverage for this deal. Each month, loans with MI are reviewed to ensure that the servicer has followed the appropriate claim filing process, that appropriate claims are paid, and that appropriate proceeds are remitted to the trust. The Mortgage Insurance Watchlist consists of all claims pending for 60+
days. Clayton monitors these claims to ensure that the servicer and MI company are proceeding to resolve the pending claims. Clayton also reviews each coverage rescission to ensure the findings were warranted and disputes them if discrepancies are found. Please refer to the Mortgage Insurance Report section for information regarding MI coverage for this deal.
Prepayment Penalty Analysis
Total Cash Flows
9/25/2008 $132,997 $132,997 $0
Remittance Date
Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
8/25/2008 $1,237,017,165 $3,018,043 0.24
7/25/2008 $1,245,078,125 $6,673,010 0.53
9/25/2008 $1,233,039,726 $9,478,025 0.76
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
Prepayments
There is paid off loan discrepancy in the 9/25/2008 distribution. According to the trustee 46 loans were paid off.
However, the master servicer only reports 45 loans as being liquidated in the 9/25/2008 distribution. Clayton has identified the loan in question and is working on having the issue resolved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
9/25/2008 $906,012 10
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: August 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
10/3/2008 Clayton continues to monitor this loan to ensure the servicer charges it off in a timely manner.
Default Reason: (Unknown)
99.46% 8/1/2009 $132,294 CC36FFFFF
Researching
BPO $140,000
$21,000
$133,000
$132,734
95%
0% 08/22/2008
9915703
1
12/1/2007
OH
561
4/1/2007
1
10/1/2008
According to Clayton's data the servicer initiated foreclosure on 1/15/2008. Oklahoma has a seven month state foreclosure timeline. Clayton has no indication that the borrower filed for bankruptcy nor is on a payment plan. However, the foreclosure process was put on hold in the 8/25/2008 distribution. Clayton has asked the servicer to detail the reasons behind the foreclosure delay and we currently await a response.
Default Reason: (Unknown)
55.86% 2/1/2010 $79,667 6FFFFFF99
Researching
BPO $150,400
$130,000
$142,600
$138,266
95%
0% 04/22/2008
9919439
1
9/1/2007
OK
538
12/1/2006
2
10/1/2008
According to the MI company's system, the MI coverage on this loan was cancelled and a refund was issued. However, Clayton has no indication why the MI coverage was cancelled. Clayton has asked the servicer to provide the reasons and we currently await a response.
Default Reason: (Unknown)
23.64% 10/1/2008 $37,126 6FFRRRRRR
Researching
BPO $157,000
$128,900
$157,000
$156,895
100%
0% 01/02/2008
9919800
1
9/1/2007
GA
605
8/1/2007
2 B 20%
10/1/2008
According to Clayton's data this property became an REO property on 5/15/2008. The servicer data file indicates it filed an MI claim on 6/26/2008. However, there is no record of the MI claim being filed in the MI company's system. Clayton has asked the servicer to refile the MI claim and we currently await a response.
Default Reason: (Unknown)
23.73% 12/1/2008 $52,038 6FFFFRRRR
Researching
List Price $250,000
$123,500
$219,220
$218,765
88%
0% 06/05/2008
9919595
1
9/1/2007
NV
450
7/1/2007
2 B 35%
10/3/2008
This loan liquidated via REO sale during the 9/25/2008 distribution passing a loss of $143,027 (57 percent loss severity) to the trust. The property had a UPB of $250,982 and the property value declined $115,388. Clayton has asked the servicer to provide the MI claim and the detailed loss breakdown for review. We currently await a response.
Default Reason: (Unknown)
56.71% 8/31/2008 $143,027 6FFFFRRR0
Researching
Sale Price $270,000
$154,612
$252,190
$0
93%
0% 08/12/2008
9919586
1
9/1/2007
NV
608
3/1/2007
2 B 35%
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: August 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
10/1/2008
According to the trustee this loan liquidated in the 9/25/2008 distribution. However, the loan is still active in the servicer and the master servicer IR file. Clayton will monitor this loan to ensure the master servicer liquidates the property in the 10/25/2008 distribution.
Default Reason: (Unknown)
0.00% 7/1/2009 $0 36FFRRRR9
Researching
Sale Price $290,000
$180,000
$275,500
$1,964
95%
0% 08/01/2008
9916407
1
10/1/2007
VA
646
8/1/2007
2
10/1/2008
A BPO dated 8/22/2008 valued this property at $21,000. This represents a decline totaling $119,000. The value decline can be attributed to market conditions as this property is located in Cuyahoga County, Ohio. The loan is in the fifth month of a seven month state foreclosure timeline. Clayton will monitor all activity on this loan as the equity available to proceed with foreclosure is negligible.
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: September 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 100.00% 100.00%
41.46% 48.78% 41.94% 47.37% 47.62% 48.89%
17 20 26 18 10 22
0 1 0 0 0 0
17 19 26 18 10 22
0 0 0 0 0 0
0 0 0 0 0 0
17 19 26 18 10 22
0 0 0 0 0 0
0 0 0 0 0 0
1 2 2 1 1 2
1 1 1 2 0 3
0 0 1 1 0 3
2 5 7 4 2 5
21 27 37 26 13 35
41 41 62 38 21 45
$0
$0
$0
$0
$0
$0
$114,841 $116,119 $138,976 $112,382 $51,922 $132,997
$114,841 $116,119 $138,976 $112,382 $51,922 $132,997
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
4/25/2008 5/25/2008 6/25/2008 7/25/2008 8/25/2008 9/25/2008 Trustee Remittance Date
Trustee Remittance Date: September 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9914909 OH CCCCCCCCC 4/9/2007 3 04/09/2010 $142,248 $1,431 1%
9915742 ME CCCCCCCCC 5/1/2007 3 05/01/2010 $137,048 $4,144 3%
9915463 CA CCCCCCCCC 5/7/2007 3 05/07/2010 $363,281 $11,398 3%
9918019 TN CCCCCCCC0 8/9/2007 2 08/09/2009 $113,295 $4,914 4%
9918956 MT CCCCCCCCC 8/28/2007 3 08/28/2010 $283,995 $10,164 4%
9916956 OK CCCCCCCC0 6/26/2007 2 06/26/2009 $112,280 $4,759 4%
9917937 PA CCCCCCCCC 8/2/2007 2 08/02/2009 $50,834 $2,541 5%
9915594 WA CCCCCCCC0 5/18/2007 3 05/18/2010 $174,147 $6,895 4%
9917510 UT CCCCCCCCC 7/18/2007 3 07/18/2010 $120,444 $4,982 4%
9918134 UT CCCCCCCCC 8/1/2007 3 08/01/2010 $161,444 $6,945 4%
9918606 MD CCCCCCCCC 8/15/2007 3 08/15/2010 $78,830 $3,328 4%
9917083 UT CCCCCCCCC 6/25/2007 3 06/25/2010 $120,795 $4,927 4%
9915236 DE CCCCCCCCC 5/24/2007 3 05/24/2010 $84,093 $3,165 4%
9916728 CA CC3CC33C0 6/12/2007 3 06/12/2010 $318,467 $9,591 3%
9916666 OH CCCCCCCC0 6/15/2007 3 06/15/2010 $132,005 $1,332 1%
9916016 CA 6FFFFRRR0 5/1/2007 2 05/01/2009 $208,674 $0 0 % Liquidated out of REO status
9919013 CA 36FFFFRR0 9/4/2007 3 09/04/2010 $318,005 $0 0 % Liquidated out of REO status
9916653 MD C36FFFFF0 6/11/2007 3 06/11/2010 $242,623 $0 0 % Liquidated out of foreclosure status
9914820 MO CCCCCFFR0 4/4/2007 2 04/04/2009 $107,084 $0 0 % Liquidated out of REO status
9916257 VA CCCCCCC30 6/7/2007 2 06/07/2009 $393,920 $13,719 3%
9916060 MS 3336FF990 5/8/2007 2 05/08/2009 $67,248 $0 0 % Liquidated through short sale
9918097 NY C33336F00 7/26/2007 3 07/26/2010 $357,731 $0 0 % Liquidated through short sale
9917782 FL CCCCC6FF0 7/23/2007 3 07/23/2010 $146,960 $0 0 % Liquidated out of foreclosure status
9915882 IL CCCCCCCC0 5/17/2007 2 05/17/2009 $114,951 $3,574 3%
9915954 WA CCCCCCCC0 5/23/2007 2 05/23/2009 $356,426 $14,564 4%
9915971 MI CCCCCCCC0 5/24/2007 2 05/24/2009 $159,315 $1,594 1%
9915883 IL CCCCCCCCC 5/14/2007 2 05/14/2009 $166,147 $6,709 4%
9917847 UT C36FFFFF0 7/25/2007 3 07/25/2010 $591,000 $0 0 % Liquidated out of foreclosure status
9919171 TX CCCCCCCC0 12/13/2005 3 12/13/2008 $121,940 $2,443 2%
9914813 HI CCCCCCCC0 4/18/2007 2 04/18/2009 $260,776 $9,878 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Mortgage Insurance Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Mortgage Insurance Claim Summary
Mortgage Data Through: August 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
Estimate based on internal calculations.
Estimated claim payment if the claim had been paid.
1
2
Claim Payment Breakdown
Claims Paid:
Claims Pending:
Claims Rescinded:
Claims Without Payment:
Claims Denied:
Claims Withdrawn:
Dollar Amount
# of Loans
0
$0
0
$0
0
$0
0
$0
0
$0
0
$0
Age of Pending Claims
Number of Pending Claims:
180 Days
90 Days
60 Days
30 Days
< 30 Days
150 Days
120 Days
210+ Days
0 0 0 0 0 0 0 0
2
2
2
2
1
Section Five
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: August 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/25/2008 $125,244.61 0.01%
1/25/2008 $0.00 0.00%
2/25/2008 $77,872.61 0.01%
3/25/2008 $17.75 0.00%
6/25/2008 $534,376.75 0.04%
9/25/2008 $906,012.22 0.07%
5/25/2008 $392,132.76 0.03%
7/25/2008 $543,652.62 0.04%
8/25/2008 $212,481.90 0.02%
Totals: $2,791,791.22 0.21%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: September 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$143,027 9919586 $170,651 9919013 $285,219 9917847
$71,544 9916060 $140,168 9916016 $60,333 9914820
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$870,941
Subsequent Losses
$34,730 9919224
$25 9919223 $240 9918001 $76 9917480
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$906,012
Losses Remitted: $906,012
Difference: $0
Loan-Level Losses: $870,941
Subsequent Losses: $35,071
Subsequent Gains: $0
9/25/2008 $906,012
Remittance Statement
Summary
Subsequent Losses Total:
$35,071
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
C36FFFFF0 11/1/2007 $591,000
Full $435,000
$630,000
04/28/2008
BPO
94%
7/25/2007
644
UT
Purchase
Planned Unit
Development
1
9917847
$285,218.90
48.26%
8/31/2008
Short Sale/Refinance
10/3/2008
This loan liquidated via short sale in the 9/25/2008 distribution passing a loss totaling $285,219 to the trust (49 percent severity). The loan had a UPB of $591,000 and had been delinquent for nine months. Clayton has requested a copy of the detailed loss breakdown for review and we currently await a response.
(Unknown) Default Reason:
36FFFFRR0 10/1/2007 $318,400
Full $217,000
$398,000
08/13/2008
Sale Price
80%
9/4/2007
572
CA
Cash Out Refinance
1 Family 1
9919013
$170,650.82
53.60%
8/31/2008
REO Sale
10/3/2008
This loan liquidated through an REO sale on 8/13/2008. Net sale proceeds totaled $192,126 and a loss of $170,651 (54 percent loss severity) was passed to the trust in the 9/25/2008 distribution. This loan had an unpaid principal balance of $318,400, and was delinquent for 10 months, which included being in foreclosure for four months and REO status for two months. During the delinquency of this loan, the servicer advanced interest in the amount of $34,253. Since origination, the value of the property declined $181,000 or 46 percent. This loan was not covered by mortgage insurance and Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
6FFFFRRR0 9/1/2007 $210,000
Low $125,000
$280,000
07/24/2008
Sale Price
75%
5/1/2007
539
CA
Cash Out Refinance
1 Family 1
9916016
$140,167.61
66.75%
8/31/2008
REO Sale
10/3/2008
This loan liquidated through an REO sale on 7/24/2008. Net sale proceeds totaled $5,331 and a loss of $140,168 (67 percent loss severity) was passed to the trust in the 9/25/2008 distribution. This loan had an unpaid principal balance of $128,746, and was delinquent for 11 months, which included being in foreclosure for four months and REO status for three months. During the delinquency of this loan, the servicer advanced interest in the amount of $12,050. Since origination, the value of the property declined $125,000 or 55 percent. This loan was not covered by mortgage insurance and Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
3336FF990 1/1/2008 $67,500
Full $30,500
$75,000
05/20/2008
BPO
90%
5/8/2007
574
MS
Purchase
1 Family 1
9916060
$71,543.64
105.99%
8/31/2008
Charge Off
10/3/2008
This first lien was liquidated via charge off in the 9/25/2008 distribution passing a loss of $71,544 (106 percent severity) to the trust. The property was valued at $30,500 on
5/20/2008. The loan had a UPB of $67,355 and the servicer advanced $5,562 in interest. The charge off is within the servicer's threshold.
(Unknown) Default Reason:
6FFFFRRR0 9/1/2007 $252,190
Full $154,612
$270,000
08/12/2008
Sale Price
93%
1/31/2007
608
NV
Purchase
Planned Unit
Development
1
9919586
$143,027.08
56.71%
8/31/2008
REO Sale
10/3/2008
This loan liquidated via REO sale during the 9/25/2008 distribution passing a loss of $143,027 (57 percent loss severity) to the trust. The property had a UPB of $250,982 and the property value declined $115,388. Clayton has asked the servicer to provide the MI claim and the detailed loss breakdown for review. We currently await a response.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: August 31, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$280,000
$630,000
$130,000
9917847
UT 7/25/2007 94% $591,000 $285,218.90 48.26%
$75,000
9916060
MS 5/8/2007 90% $67,500 $71,543.64 105.99%
9919013
CA 9/4/2007 80% $318,400 $170,650.82 53.60%
$398,000
9916016
CA 5/1/2007 75% $210,000 $140,167.61 66.75%
9914820
MO 4/4/2007 83% $108,000 $60,332.74 55.86%
$270,000
9919586
NV 1/31/2007 93% $252,190 $143,027.08 56.71%
Monthly Total:
$870,940.79 56.30%
September 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
610 Current 0.061
610 Delinquent 0.063
600 Paid Off 0.047
600 Current 0.060
600 Delinquent 0.058
610 Paid Off 0.070
570 Paid Off 0.044
580 Current 0.042
570 Delinquent 0.037
570 Current 0.041
590 Delinquent 0.053
590 Paid Off 0.047
590 Current 0.044
580 Delinquent 0.045
580 Paid Off 0.050
470 Current 0.004
470 Delinquent 0.014
460 Paid Off 0.003
460 Current 0.002
460 Delinquent 0.008
490 Delinquent 0.018
490 Paid Off 0.003
490 Current 0.007
480 Current 0.005
480 Delinquent 0.013
430 Current 0.000
430 Delinquent 0.002
420 Delinquent 0.001
560 Paid Off 0.044
420 Current 0.000
450 Delinquent 0.010
450 Paid Off 0.003
450 Current 0.028
440 Delinquent 0.001
440 Paid Off 0.003
540 Delinquent 0.049
540 Paid Off 0.031
540 Current 0.032
530 Delinquent 0.042
530 Paid Off 0.044
560 Current 0.040
560 Delinquent 0.050
550 Paid Off 0.065
550 Current 0.040
550 Delinquent 0.054
510 Current 0.038
510 Delinquent 0.059
500 Paid Off 0.023
500 Current 0.015
500 Delinquent 0.030
520 Paid Off 0.042
530 Current 0.039
520 Delinquent 0.056
510 Paid Off 0.052
520 Current 0.036
FICO Delinquency Percentage
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.008
720 Delinquent 0.006
740 Current 0.004
730 Paid Off 0.010
730 Delinquent 0.002
710 Current 0.008
700 Paid Off 0.010
700 Delinquent 0.007
720 Current 0.005
710 Paid Off 0.008
710 Delinquent 0.006
790 Delinquent 0.001
790 Current 0.001
780 Current 0.002
810 Current 0.000
800 Current 0.001
790 Paid Off 0.003
750 Delinquent 0.001
750 Current 0.002
740 Delinquent 0.001
770 Delinquent 0.001
770 Current 0.002
760 Current 0.003
700 Current 0.013
640 Paid Off 0.068
640 Delinquent 0.058
640 Current 0.077
650 Paid Off 0.029
650 Delinquent 0.040
650 Current 0.057
620 Paid Off 0.057
620 Delinquent 0.060
620 Current 0.070
630 Paid Off 0.063
630 Delinquent 0.054
630 Current 0.074
680 Paid Off 0.039
680 Delinquent 0.024
680 Current 0.034
690 Paid Off 0.026
690 Delinquent 0.017
690 Current 0.023
660 Paid Off 0.060
660 Delinquent 0.035
660 Current 0.044
670 Paid Off 0.042
670 Delinquent 0.022
670 Current 0.037
Delinquent 1,558 581 65.231
Paid Off 383 596 73.222
Current 4,008 599 68.800
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Delinquent 0.142
0.7 Paid Off 0.157
0.8 Current 0.232
0.6 Delinquent 0.050
0.6 Paid Off 0.123
0.7 Current 0.156
0.8 Delinquent 0.289
0.9 Paid Off 0.245
1.0 Current 0.166
1.0 Delinquent 0.162
0.8 Paid Off 0.230
0.9 Current 0.284
0.9 Delinquent 0.320
1.0 Paid Off 0.151
0.2 Delinquent 0.001
0.3 Current 0.008
0.3 Delinquent 0.003
0.6 Current 0.087
0.1 Current 0.001
0.2 Current 0.003
0.3 Paid Off 0.010
0.5 Current 0.043
0.5 Delinquent 0.026
0.5 Paid Off 0.060
0.4 Current 0.020
0.4 Delinquent 0.006
0.4 Paid Off 0.023
LTV Delinquency Percentage
Delinquent 1,558 0.815 0.123
Paid Off 383 0.771 0.158
Current 4,008 0.791 0.151
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Current 0.018
280000 Delinquent 0.026
270000 Delinquent 0.024
260000 Delinquent 0.031
270000 Current 0.019
290000 Current 0.016
290000 Delinquent 0.016
230000 Current 0.027
230000 Delinquent 0.030
220000 Delinquent 0.033
220000 Current 0.039
250000 Delinquent 0.026
260000 Current 0.020
250000 Current 0.031
240000 Current 0.033
240000 Delinquent 0.028
80000 Current 0.029
80000 Delinquent 0.031
70000 Delinquent 0.017
60000 Delinquent 0.011
70000 Current 0.028
100000 Delinquent 0.030
110000 Current 0.044
100000 Current 0.041
90000 Current 0.023
90000 Delinquent 0.024
30000 Current 0.003
30000 Delinquent 0.005
20000 Current 0.001
210000 Delinquent 0.031
0 Delinquent 0.001
50000 Delinquent 0.013
60000 Current 0.018
50000 Current 0.011
40000 Current 0.006
40000 Delinquent 0.006
180000 Current 0.037
180000 Delinquent 0.039
170000 Delinquent 0.045
160000 Delinquent 0.044
170000 Current 0.041
200000 Delinquent 0.039
210000 Current 0.038
200000 Current 0.037
190000 Current 0.032
190000 Delinquent 0.026
130000 Current 0.041
130000 Delinquent 0.039
120000 Delinquent 0.035
110000 Delinquent 0.034
120000 Current 0.041
150000 Delinquent 0.025
160000 Current 0.038
150000 Current 0.047
140000 Current 0.038
140000 Delinquent 0.031
Balance Delinquency Percentage
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
510000 Delinquent 0.001
520000 Current 0.002
500000 Delinquent 0.006
510000 Current 0.002
530000 Delinquent 0.005
540000 Current 0.001
520000 Delinquent 0.004
530000 Current 0.002
470000 Delinquent 0.005
480000 Current 0.003
460000 Delinquent 0.006
470000 Current 0.004
490000 Delinquent 0.004
500000 Current 0.004
480000 Delinquent 0.003
490000 Current 0.003
540000 Delinquent 0.001
560000 Current 0.001
560000 Delinquent 0.003
550000 Current 0.002
550000 Delinquent 0.003
570000 Current 0.001
570000 Delinquent 0.001
340000 Delinquent 0.018
350000 Current 0.012
330000 Delinquent 0.021
340000 Current 0.009
360000 Delinquent 0.011
370000 Current 0.009
350000 Delinquent 0.013
360000 Current 0.011
300000 Delinquent 0.023
310000 Current 0.018
460000 Current 0.005
300000 Current 0.017
320000 Delinquent 0.021
330000 Current 0.011
310000 Delinquent 0.019
320000 Current 0.012
370000 Delinquent 0.010
430000 Current 0.005
430000 Delinquent 0.008
420000 Current 0.007
420000 Delinquent 0.006
450000 Current 0.004
450000 Delinquent 0.008
440000 Current 0.007
440000 Delinquent 0.002
390000 Current 0.004
390000 Delinquent 0.008
380000 Current 0.007
380000 Delinquent 0.008
410000 Current 0.005
410000 Delinquent 0.005
400000 Current 0.006
400000 Delinquent 0.010
Balance Delinquency Percentage
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
830000 Delinquent 0.001
830000 Current 0.000
820000 Delinquent 0.001
840000 Current 0.000
860000 Current 0.000
850000 Current 0.000
840000 Delinquent 0.001
790000 Current 0.000
780000 Current 0.000
790000 Delinquent 0.001
820000 Current 0.000
810000 Delinquent 0.001
800000 Current 0.000
870000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
960000 Current 0.000
1060000 Current 0.000
1150000 Current 0.000
1090000 Current 0.000
900000 Current 0.000
890000 Current 0.000
880000 Current 0.000
920000 Current 0.000
950000 Current 0.000
940000 Delinquent 0.001
930000 Current 0.000
620000 Delinquent 0.001
620000 Current 0.001
610000 Current 0.001
630000 Current 0.001
640000 Delinquent 0.002
640000 Current 0.001
630000 Delinquent 0.001
580000 Delinquent 0.004
580000 Current 0.001
760000 Current 0.000
590000 Current 0.001
600000 Delinquent 0.003
600000 Current 0.001
590000 Delinquent 0.003
650000 Current 0.000
700000 Delinquent 0.001
700000 Current 0.001
690000 Delinquent 0.001
710000 Current 0.000
750000 Delinquent 0.001
750000 Current 0.000
710000 Delinquent 0.001
660000 Delinquent 0.001
660000 Current 0.000
650000 Delinquent 0.001
670000 Current 0.001
690000 Current 0.001
680000 Delinquent 0.002
680000 Current 0.000
Balance Delinquency Percentage
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
1500000 Delinquent 0.001
1180000 Delinquent 0.001
Balance Delinquency Percentage
Delinquent 1,558 235,229.41 140,519.19
Current 4,008 214,524.79 128,077.56
Total: 5,566
Status # of Loans Average Std. Deviation
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.935
Primary Home Delinquent 0.905
Second Home Delinquent 0.008
Second Home Current 0.007
Second Home Paid Off 0.005
Investment Home Current 0.079
Primary Home Current 0.914
Investment Home Paid Off 0.060
Investment Home Delinquent 0.087
Mortgage Type Delinquency Percentage
Fixed 5,683 1,180,551,851.22 207,733.92 136,804.53
ARM 266 45,750,932.05 171,995.99 170,277.97
Total: 5,949 1,226,302,783.27
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Current 0.003
240 Delinquent 0.003
180 Delinquent 0.004
360 Current 0.984
360 Paid Off 0.992
240 Paid Off 0.005
360 Delinquent 0.987
0 Current 0.004
0 Current 0.000
180 Current 0.008
120 Current 0.000
0 Paid Off 0.003
0 Delinquent 0.006
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 4,008 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 325 8.1%
Purpose Number Percentage
Cash-out refinance 2,845 71.0%
Purchase 836 20.9%
Other 0 0.0%
Total 1,558 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 121 7.8%
Purpose Number Percentage
Cash-out refinance 1,090 70.0%
Purchase 347 22.3%
Other 2 0.5%
Total 383 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 22 5.7%
Purpose Number Percentage
Cash-out refinance 280 73.1%
Purchase 79 20.6%
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.94
Primary Home Delinquent 0.91
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.01
Investment Home Current 0.08
Primary Home Current 0.91
Investment Home Paid Off 0.06
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
7/31/2008 97,696,329.40 46,262,944.94 46,017,430.23 138,647,571.01 18,856,651.62
6/30/2008 85,020,961.69 38,641,157.58 25,991,267.51 131,882,020.84 15,948,943.93
8/31/2008 90,471,106.57 45,029,461.83 87,299,686.11 118,901,736.70 24,785,427.68
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 393 164 78 410 42
8/31/2008 438 199 336 484 101
7/31/2008 463 199 187 544 76
6/30/2008 381 166 111 515 65
3/31/2008 340 136 64 296 10
12/31/2007 349 152 6 11 0
4/30/2008 374 159 58 339 21
2/29/2008 340 124 38 222 5
1/31/2008 357 155 22 117 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 5/25/2008 6.69% 7.05%
1/31/2008 2/25/2008 10.69%
2/29/2008 3/25/2008 7.27%
3/31/2008 4/25/2008 7.19% 8.40%
8/31/2008 9/25/2008 9.65% 6.73% 7.45%
5/31/2008 6/25/2008 10.52% 8.15%
6/30/2008 7/25/2008 7.07% 8.12% 8.26%
7/31/2008 8/25/2008 3.34% 7.03% 7.05%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: August 31, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
5/31/2008 12.59
$6,520,512
0.52% 6.08% 0.25% 2,417%
8/31/2008 15.62
$8,728,086
0.71% 8.17% 0.31% 2,606%
4/30/2008 11.61
$2,843,145
0.23% 2.68% 0.23% 1,158%
6/30/2008 13.63
$4,940,610
0.40% 4.64% 0.27% 1,697%
7/31/2008 14.63
$3,430,246
0.28% 3.27% 0.29% 1,116%
Averages: $11.63
$3,077,365
0.25% 2.89% 0.23% 1,063%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Mortgage Insurance Report
  Loss Analysis
  Analytics